SCHEDULE OF MOVEMENT OF ALLOWANCE OF DOUBTFUL ACCOUNTS (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 2,924	¥ 20,762	$ 3,907	¥ 27,738	¥ 7,347
Charge to (reversal of) expense	(594)	(4,320)	(334)	(2,371)	26,246
Less: dissolution of subsidiaries and branches			(649)	(4,605)	(5,855)
Ending balance	2,263	16,442	$ 2,924	20,762	¥ 27,738
Exchange difference of beginning balance	$ (67)